Revenue from services and Costs of Services (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from services and Costs of Services
Schedule of revenue from services
	12/31/2021	12/31/2020	12/31/2019
Merchant acquisition(1)	1,116,268	1,095,243	1,300,759
Profit share	635,823	623,500	721,143
Contractual remuneration (2)	488,089	-	-
Processing services revenue and capture	205,086	149,606	84,985
POS sales(1)	28,900	59,012	30,792
Recharges sales	9,708	11,189	6,267
Other	33,979	36,954	66,043
Taxes on services	(166,724)	(173,485)	(149,311)
Subtotal	2,351,129	1,802,019	2,060,678
POS rental(1)	553,181	571,323	663,597
Taxes on services	(51,169)	(52,847)	(61,382)
Subtotal	502,012	518,476	602,215
Net revenue	2,853,141	2,320,495	2,662,893

Point in time, net of tax	2,351,129	1,802,019	2,060,678
Over time, net of tax	502,012	518,476	602,215
Net revenue	2,853,141	2,320,495	2,662,893

(1)      This item contains discounts related to POS sales incentive, unconditional discounts and other discounts granted.

(2)      The amount recognized in this line as revenue from contractual remuneration arising from the contract signed between Santander Brazil and Getnet in the first semester of 2021.

Schedule of costs of services
	12/31/2021	12/31/2020	12/31/2019
Fees and commissions	(903,777)	(582,919)	(471,983)
Cost of POS sales and other fees	(106,125)	(171,199)	(84,602)
Depreciation / amortization	(279,522)	(245,138)	(218,093)
Personnel, technology, system and other	(469,434)	(426,936)	(311,833)
Total	(1,758,858)	(1,426,192)	(1,086,511)